Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 500,728	$ 400,444	$ 959,586	$ 780,523	$ 1,591,020	$ 742,992	$ 424,495
Previously Reported [Member]
Disaggregation of Revenue [Line Items]
Revenue					1,591,020
Electronic Components [Member] | Point in Time
Disaggregation of Revenue [Line Items]
Revenue	154,933	129,343	297,304	250,697	481,570	210,512	113,741
Electronic Components [Member] | Over Time
Disaggregation of Revenue [Line Items]
Revenue	59,914	48,785	118,812	97,260	223,427	150,003	116,101
Electronic Components [Member] | Defense and Space [Member]
Disaggregation of Revenue [Line Items]
Revenue	138,257	123,863	266,468	234,026	485,661	267,604	166,940
Electronic Components [Member] | Commercial Aerospace [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,764	2,761	8,033	6,070	11,867	4,486	3,143
Electronic Components [Member] | Industrial Technology [Member]
Disaggregation of Revenue [Line Items]
Revenue	72,826	51,504	141,615	107,861	207,469	88,425	59,759
Mechanical Components [Member] | Point in Time
Disaggregation of Revenue [Line Items]
Revenue	240,360	185,762	458,821	362,707	731,444	314,895	160,589
Mechanical Components [Member] | Over Time
Disaggregation of Revenue [Line Items]
Revenue	45,521	36,554	84,649	69,859	154,579	67,582	34,064
Mechanical Components [Member] | Defense and Space [Member]
Disaggregation of Revenue [Line Items]
Revenue	96,924	69,022	176,009	124,577	256,566	130,547	79,291
Mechanical Components [Member] | Commercial Aerospace [Member]
Disaggregation of Revenue [Line Items]
Revenue	106,912	85,251	208,112	171,489	355,744	135,730	46,563
Mechanical Components [Member] | Industrial Technology [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 82,045	$ 68,043	$ 159,349	$ 136,500	$ 273,713	$ 116,200	$ 68,799